THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

CLOSED END FUNDS - 2.7%	Shares	Value
Sprott Physical Gold Trust (a)	46,000	$ 1,518,920
Sprott Physical Silver Trust (a)	57,500	1,359,875
Total Closed End Funds (Cost $2,583,915)		$ 2,878,795

COMMON STOCKS - 91.4%	Shares	Value
Communications - 9.3%
Alphabet, Inc. - Class A	5,700	$ 1,784,100
Alphabet, Inc. - Class C	13,340	4,186,092
Booking Holdings, Inc.	250	1,338,832
Meta Platforms, Inc. - Class A	3,200	2,112,288
Uber Technologies, Inc. (a)	4,000	326,840
		9,748,152
Consumer Discretionary - 7.1%
Amazon.com, Inc. (a)	12,000	2,769,840
Coupang, Inc. (a)	10,000	235,900
Home Depot, Inc. (The)	3,000	1,032,300
Lowe's Companies, Inc.	2,500	602,900
McDonald's Corporation	5,000	1,528,150
Tesla, Inc. (a)	2,200	989,384
Tractor Supply Company	5,000	250,050
		7,408,524
Consumer Staples - 3.7%
Coca-Cola Company (The)	4,000	279,640
Procter & Gamble Company (The)	4,000	573,240
Walmart, Inc.	27,500	3,063,775
		3,916,655
Energy - 2.7%
Cheniere Energy, Inc.	4,000	777,560
Kinder Morgan, Inc.	20,000	549,800
ONEOK, Inc.	9,250	679,875
Phillips 66	6,400	825,856
		2,833,091
Financials - 14.1%
Aflac, Inc.	14,000	1,543,780
Apollo Global Management, Inc.	2,000	289,520

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Ares Management Corporation - Class A	5,500	$ 888,965
Bank of New York Mellon Corporation (The)	5,000	580,450
Blackstone, Inc.	10,000	1,541,400
Brookfield Corporation	40,500	1,858,545
Citigroup, Inc.	3,000	350,070
CME Group, Inc.	3,500	955,780
Goldman Sachs Group, Inc. (The)	1,100	966,900
Intercontinental Exchange, Inc.	1,500	242,940
JPMorgan Chase & Company	16,000	5,155,520
Marsh & McLennan Companies, Inc.	2,500	463,800
		14,837,670
Health Care - 6.4%
Abbott Laboratories	9,500	1,190,255
AbbVie, Inc.	11,500	2,627,635
Bio-Techne Corporation	18,000	1,058,580
CRISPR Therapeutics AG (a)	6,500	340,860
GE HealthCare Technologies, Inc.	7,000	574,140
Thermo Fisher Scientific, Inc.	900	521,505
Vertex Pharmaceuticals, Inc. (a)	1,000	453,360
		6,766,335
Industrials - 13.5%
AeroVironment, Inc. (a)	800	193,512
Argan, Inc.	1,000	313,320
Eaton Corporation plc	2,500	796,275
Emerson Electric Company	4,500	597,240
GE Vernova, Inc.	1,000	653,570
General Dynamics Corporation	3,700	1,245,642
General Electric Company	4,000	1,232,120
Honeywell International, Inc.	2,000	390,180
Lockheed Martin Corporation	2,000	967,340
MasTec, Inc. (a)	1,200	260,844
Parker-Hannifin Corporation	1,425	1,252,518
Quanta Services, Inc.	4,000	1,688,240
RTX Corporation	14,000	2,567,600
TE Connectivity plc	9,000	2,047,590
		14,205,991
Materials - 2.3%
Cameco Corporation	4,000	365,960
Freeport-McMoRan, Inc.	25,000	1,269,750
Linde plc	1,200	511,668
Nucor Corporation	1,600	260,976

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Materials - 2.3% (Continued)
Solstice Advanced Materials, Inc. (a)	1,125	$ 54,653
		2,463,007
Real Estate - 1.5%
Digital Realty Trust, Inc.	1,750	270,743
Mid-America Apartment Communities, Inc.	9,000	1,250,190
		1,520,933
Technology - 29.2%
Apple, Inc.	6,500	1,767,090
ARM Holdings plc - ADR (a)	1,500	163,965
ASML Holding N.V.	1,000	1,069,860
Broadcom, Inc.	1,500	519,150
International Business Machines Corporation	2,100	622,041
Mastercard, Inc. - Class A	2,000	1,141,760
Micron Technology, Inc.	3,450	984,664
Microsoft Corporation	7,500	3,627,150
NVIDIA Corporation	85,400	15,927,100
Oracle Corporation	3,100	604,221
Palantir Technologies, Inc. - Class A (a)	5,000	888,750
QUALCOMM, Inc.	2,000	342,100
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,000	607,780
Texas Instruments, Inc.	4,500	780,705
Visa, Inc. - Class A	4,500	1,578,195
		30,624,531
Utilities - 1.6%
Constellation Energy Corporation	1,400	494,578
WEC Energy Group, Inc.	11,000	1,160,060
		1,654,638

Total Common Stocks (Cost $29,068,554)		$ 95,979,527

EXCHANGE-TRADED FUNDS - 2.7%	Shares	Value
Amplify Blockchain Technology ETF	7,500	$ 426,675
Invesco S&P 500? Equal Weight ETF	12,000	2,298,720
Schwab Crypto Thematic ETF	2,100	125,916
Total Exchange-Traded Funds (Cost $2,418,172)		$ 2,851,311

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.67% (b) (Cost $3,309,428)	3,309,428	$ 3,309,428

Total Investments at Value - 100.0% (Cost $37,380,069)		$ 105,019,061

Liabilities in Excess of Other Assets - (0.0%) (c)		(34,395)

Net Assets - 100.0%		$ 104,984,666

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

CLOSED END FUNDS - 2.6%	Shares	Value
Sprott Physical Gold Trust (a)	35,000	$ 1,155,700
Sprott Physical Silver Trust (a)	40,000	946,000
Total Closed End Funds (Cost $1,924,103)		$ 2,101,700

COMMON STOCKS - 82.7%	Shares	Value
Communications - 0.3%
AT&T, Inc.	10,000	$ 248,400

Consumer Discretionary - 4.3%
Coupang, Inc. (a)	10,000	235,900
Dick's Sporting Goods, Inc.	1,700	336,549
Gildan Activewear, Inc.	10,000	624,600
Service Corporation International	13,000	1,013,610
Tesla, Inc. (a)	1,000	449,720
Toll Brothers, Inc.	3,000	405,660
Viking Holdings Ltd. (a)	5,000	357,050
		3,423,089
Consumer Staples - 1.8%
Celsius Holdings, Inc. (a)	8,000	365,920
Church & Dwight Company, Inc.	9,000	754,650
Kroger Company (The)	5,600	349,888
		1,470,458
Energy - 2.8%
Cheniere Energy, Inc.	750	145,792
ConocoPhillips	6,375	596,764
ONEOK, Inc.	11,000	808,500
Targa Resources Corporation	3,700	682,650
		2,233,706
Financials - 17.6%
Ares Management Corporation - Class A	7,200	1,163,736
Arthur J. Gallagher & Company	6,000	1,552,740
Bank of New York Mellon Corporation (The)	1,500	174,135
Berkley (W.R.) Corporation	25,143	1,763,027
Brown & Brown, Inc.	10,000	797,000
CME Group, Inc.	6,000	1,638,480
Dave, Inc. (a)	2,000	442,820

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.7% (Continued)	Shares	Value
Financials - 17.6% (Continued)
Intercontinental Exchange, Inc.	9,000	$ 1,457,640
Morgan Stanley	9,565	1,698,075
Nasdaq, Inc.	23,000	2,233,990
Old Republic International Corporation	26,400	1,204,896
		14,126,539
Health Care - 7.6%
Bio-Techne Corporation	15,000	882,150
Boston Scientific Corporation (a)	6,000	572,100
Charles River Laboratories International, Inc. (a)	3,000	598,440
Chemed Corporation	2,000	855,720
GE HealthCare Technologies, Inc.	5,000	410,100
Illumina, Inc. (a)	2,000	262,320
Labcorp Holdings, Inc.	4,000	1,003,520
Penumbra, Inc. (a)	1,500	466,365
ResMed, Inc.	1,200	289,044
Waters Corporation (a)	2,000	759,660
		6,099,419
Industrials - 17.7%
AeroVironment, Inc. (a)	2,000	483,780
Argan, Inc.	3,750	1,174,950
ATI, Inc. (a)	2,200	252,472
Donaldson Company, Inc.	12,000	1,063,920
Expeditors International of Washington, Inc.	8,000	1,192,080
Fastenal Company	25,500	1,023,315
GE Vernova, Inc.	500	326,785
Generac Holdings, Inc. (a)	2,800	381,836
Graco, Inc.	11,000	901,670
Jacobs Solutions, Inc.	8,000	1,059,680
L3Harris Technologies, Inc.	5,250	1,541,243
MasTec, Inc. (a)	3,000	652,110
MSC Industrial Direct Company, Inc. - Class A	5,000	420,500
Pentair plc	3,200	333,248
Waste Connections, Inc.	10,500	1,841,280
Woodward, Inc.	5,000	1,511,600
		14,160,469
Materials - 5.7%
Cameco Corporation	7,000	640,430
Martin Marietta Materials, Inc.	1,500	933,990
Packaging Corporation of America	5,000	1,031,150
Ramaco Resources, Inc. - Class B	1,115	13,099
SSR Mining, Inc. (a)	7,000	153,440

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.7% (Continued)	Shares	Value
Materials - 5.7% (Continued)
Steel Dynamics, Inc.	9,000	$ 1,525,050
Valvoline, Inc. (a)	10,236	297,458
		4,594,617
Real Estate - 2.7%
Digital Realty Trust, Inc.	2,000	309,420
Mid-America Apartment Communities, Inc.	13,300	1,847,503
		2,156,923
Technology - 21.2%
Advanced Micro Devices, Inc. (a)	1,964	420,610
Amentum Holdings, Inc. (a)	12,990	376,710
Analog Devices, Inc.	3,671	995,575
Arrow Electronics, Inc. (a)	8,000	881,440
Broadridge Financial Solutions, Inc.	3,500	781,095
InterDigital, Inc.	1,400	445,732
Lam Research Corporation	11,750	2,011,365
Nebius Group N.V. - Class A (a)	8,000	669,640
NVIDIA Corporation	47,500	8,858,750
Palantir Technologies, Inc. - Class A (a)	8,000	1,422,000
Rigetti Computing, Inc. (a)	4,000	88,600
		16,951,517
Utilities - 1.0%
Constellation Energy Corporation	1,500	529,905
NextEra Energy, Inc.	2,000	160,560
NRG Energy, Inc.	800	127,392
		817,857

Total Common Stocks (Cost $18,987,519)		$ 66,282,994

EXCHANGE-TRADED FUNDS - 10.3%	Shares	Value
Amplify Blockchain Technology ETF	9,500	$ 540,455
iShares Core S&P Mid-Cap ETF	50,000	3,300,000
Schwab Crypto Thematic ETF	2,500	149,900
SPDR S&P MidCap 400? ETF Trust	7,000	4,222,960
Total Exchange-Traded Funds (Cost $6,920,290)		$ 8,213,315

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.67% (b) (Cost $3,551,525)	3,551,525	$ 3,551,525

Total Investments at Value - 100.0% (Cost $31,383,437)		$ 80,149,534

Liabilities in Excess of Other Assets - (0.0%) (c)		(4,645)

Net Assets - 100.0%		$ 80,144,889

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.